Financial risk management - Summary of Translation Exposure Risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
China, Yuan Renminbi
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	$ 210,810	$ 111,743	$ 86,794
United States of America, Dollars
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	45,359	56,052
Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	35,831	46,871	$ 34,732
United Kingdom, Pounds
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	30,201	41,688
Norway, Krone
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	$ 16,118	$ 36,493